Balance Sheet Components - Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Balance Sheet Components
Prepaid expenses and deposits	$ 4,912	$ 5,698		$ 3,045
Due from contract manufacturers and vendors	2,468	2,944		4,068
Prepaid taxes	957	1,612		2,122
Contract assets	3,313	2,813	$ 2,813
Receivable from warrant exercises		9,074
Other	393	178		3,683
Total prepaid and other current assets	$ 12,043	$ 22,319		$ 12,918